UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Karsch Capital Management, LP

Address:    110 East 59th Street
            22nd Floor
            New York, NY 10022

13F File Number: 28-10078

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael A. Karsch
Title:  Principal
Phone:  (212) 507-9782


Signature, Place and Date of Signing:


/s/ Michael A. Karsch                New York, NY               11/15/04
----------------------         ------------------------   --------------------
     [Signature]                    [City, State]               [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           3

Form 13F Information Table Entry Total:     78

Form 13F Information Table Value Total:  $1,027,772.17
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number         Name

1.    28-10580                     Karsch Associates, LLC
2.    28-10579                     Karsch Capital II, LP
3.    28-10586                     Karsch Capital, Ltd.
      -------------------          ------------------------------

                                                     FORM 13F INFORMATION TABLE
                                                   KARSCH CAPITAL MANAGEMENT, L.P.
                                                         September 30, 2004



COLUMN 1                        COLUMN  2      COLUMN 3     COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8


                                TITLE                       VALUE     SHRS OR   SH/ PUT/  INVESTMNT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS       CUSIP       (X$1000)   PRN AMT   PRN CALL  DISCRETN   MGRS    SOLE      SHARED  NONE
--------------                  --------       -----       --------   -------   --- ----  --------   ----    ----      ------  ----
ADESA INC                       COM            00686U104    2,142.47    130,400 SH        Sole       None      130,400  0      0
ADVANCED MEDICAL OPTICS INC     COM            00763M108   11,812.83    298,530 SH        Sole       None      298,530  0      0
AGERE SYSTEMS INCCMN  CLASS B   CL B           00845V209       51.00     50,000 SH        Sole       None       50,000  0      0
AMERICAN HOME MTG INVT CORP     COM            02660R107    1,970.03     70,484 SH        Sole       None       70,484  0      0
AMERICAN TOWER CORP             CL A           029912201   42,685.89  2,780,840 SH        Sole       None    2,780,840  0      0
AMR CORP                        COM            001765106    2,321.41    316,700 SH        Sole       None      316,700  0      0
APACHE CORP                     COM            037411105    7,516.50    150,000 SH        Sole       None      150,000  0      0
APOLLO INVT CORP                COM            03761U106    3,539.06    250,110 SH        Sole       None      250,110  0      0
APPLE COMPUTER INC              COM            037833100    5,359.13    138,300 SH        Sole       None      138,300  0      0
BANK OF AMERICA CORPORATION     COM            060505104   22,457.94    518,300 SH        Sole       None      518,300  0      0
BOISE CASCADE CORP              COM            097383103    2,988.54     89,800 SH        Sole       None       89,800  0      0
BUSINESS OBJECTS SA             SPONSORED ADR  12328X107    5,079.40    218,000 SH        Sole       None      218,000  0      0
CHESAPEAKE ENERGY CORP          COM            165167107    1,899.60    120,000 SH        Sole       None      120,000  0      0
CITIGROUP INC                   COM            172967101    5,338.52    121,000 SH        Sole       None      121,000  0      0
COCA COLA CO                    COM            191216100    8,811.00    220,000 SH        Sole       None      220,000  0      0
COMMSCOPE INC                   COM            203372107   19,193.54    888,590 SH        Sole       None      888,590  0      0
COOPER COS INC                  COM NEW        216648402   17,343.15    253,000 SH        Sole       None      253,000  0      0
CROSSTEX ENERGY INC             COM            22765Y104    1,339.86     32,600 SH        Sole       None       32,600  0      0
CSK AUTO CORP                   COM            125965103    5,421.24    407,000 SH        Sole       None      407,000  0      0
DEVON ENERGY CORP NEW           COM            25179M103   11,979.39    168,700 SH        Sole       None      168,700  0      0
DIRECTV GROUP INC               COM            25459L106    8,983.78    510,732 SH        Sole       None      510,732  0      0
DOLLAR TREE STORES INC          COM            256747106   20,897.03    775,400 SH        Sole       None      775,400  0      0
DOMINOS PIZZA INC               COM            25754A201   11,008.83    748,900 SH        Sole       None      748,900  0      0
EBAY INC                        COM            278642103   19,032.13    207,006 SH        Sole       None      207,006  0      0
FIRST HORIZON PHARMACEUTICAL    COM            32051K106    8,824.41    441,000 SH        Sole       None      441,000  0      0
FIRST MARBLEHEAD CORP           COM            320771108   17,933.60    386,500 SH        Sole       None      386,500  0      0
FREESCALE SEMICONDUCTOR INC     COM CL A       35687M107   12,912.90    903,000 SH        Sole       None      903,000  0      0
GEMSTAR-TV GUIDE INTL INC       COM            36866W106    9,243.40  1,636,000 SH        Sole       None    1,636,000  0      0
GOOGLE INC                      CL A           38259P508   15,888.96    122,600 SH        Sole       None      122,600  0      0
HARMAN INTL INDS INC            COM            413086109    5,387.50     50,000 SH        Sole       None       50,000  0      0
HONEYWELL INTL INC              COM            438516106   19,303.44    538,300 SH        Sole       None      538,300  0      0
HUTCHINSON TECHNOLOGY INC       COM            448407106    9,458.54    353,855 SH        Sole       None      353,855  0      0
INFOSPACE INC                   COM            45678T201    2,511.67     53,000 SH        Sole       None       53,000  0      0
INGERSOLL-RAND COMPANY LTD      CL A           g4776G101   28,017.23    412,200 SH        Sole       None      412,200  0      0
INTERNATIONAL STL GROUP INC     COM            460377104   20,840.08    618,400 SH        Sole       None      618,400  0      0
INTERSIL CORP                   CL A           46069S109    8,124.30    510,000 SH        Sole       None      510,000  0      0
INVITROGEN CORP                 COM            46185R100   11,740.37    213,500 SH        Sole       None      213,500  0      0
JPMORGAN & CHASE & CO           COM            46625H100   12,768.43    321,380 SH        Sole       None      321,380  0      0
KB HOME                         COM            48666K109   11,777.91    139,400 SH        Sole       None      139,400  0      0
LAIDLAW INTL INC                COM            50730R102   25,343.69  1,540,650 SH        Sole       None    1,540,650  0      0
LAUREATE EDUCATION INC          COM            518613104   22,916.24    615,697 SH        Sole       None      615,697  0      0
LEHMAN BROS HLDGS INC           COM            524908100   15,075.05    189,100 SH        Sole       None      189,100  0      0
LEVEL 3 COMMUNICATIONS INC      COM            52729N100      388.50    150,000 SH        Sole       None      150,000  0      0
MANDALAY RESORT GROUP           COM            562567107       42.43        618 SH        Sole       None          618  0      0
MARRIOTT INTL INC NEW           CL A           571903202    1,818.60     35,000 SH        Sole       None       35,000  0      0
MBNA CORP                       COM            55262L100   22,193.64    880,700 SH        Sole       None      880,700  0      0
MERRILL LYNCH CO INC            COM            590188108   18,122.94    364,500 SH        Sole       None      364,500  0      0
MICROSOFT CORP                  COM            594918104   25,299.75    915,000 SH        Sole       None      915,000  0      0
MUELLER INDS INC                COM            624756102    3,287.82     76,550 SH        Sole       None       76,550  0      0
NETFLIX COM INC                 COM            64110L106      845.02     54,800 SH        Sole       None       54,800  0      0
NETGEAR, INC                    COM            64111Q104   15,281.72  1,250,550 SH        Sole       None    1,250,550  0      0
NEXTEL COMMUNICATIONS INC       CL A           65332V103    9,917.44    416,000 SH        Sole       None      416,000  0      0
NII HLDGS INC                   CL B NEW       62913F201   24,389.93    591,845 SH        Sole       None      591,845  0      0
P G & E CORP                    COM            69331C108   18,240.00    600,000 SH        Sole       None      600,000  0      0
PACCAR INC                      COM            693718108   25,371.67    367,067 SH        Sole       None      367,067  0      0
PPL CORP                        COM            69351T106   12,861.27    272,600 SH        Sole       None      272,600  0      0
PULTE HOMES INC                 COM            745867101   22,071.72    359,650 SH        Sole       None      359,650  0      0
RAYTHEON CO                     COM NEW        755111507   18,931.93    498,471 SH        Sole       None      498,471  0      0
RELIANT ENERGY INC              COM            75952B105   29,239.29  3,133,900 SH        Sole       None    3,133,900  0      0
SBS BROADCASTING SA             ORD            L8137F102    8,293.82    246,400 SH        Sole       None      246,400  0      0
SEAGATE TECHNOLOGY              SHS            G7945J104    4,664.40    345,000 SH        Sole       None      345,000  0      0
SIEBEL SYS INC                  COM            826170102    3,287.44    436,000 SH        Sole       None      436,000  0      0
SIRVA, INC                      COM            82967Y104   28,931.86  1,263,400 SH        Sole       None    1,263,400  0      0
SPRINT CORP                     COM FON        852061100   10,024.14    497,970 SH        Sole       None      497,970  0      0
STANDARD PAC CORP NEW           COM            85375C101   10,146.60    180,000 SH        Sole       None      180,000  0      0
TOYS R US INC                   COM            892335100   18,506.37  1,043,200 SH        Sole       None    1,043,200  0      0
TYCO INTL LTD NEW               COM            902124106   35,723.19  1,165,140 SH        Sole       None    1,165,140  0      0
UNITEDHEALTH GROUP INC          COM            91324P102   18,066.30    245,000 SH        Sole       None      245,000  0      0
UST INC                         COM            902911106    7,618.96    189,244 SH        Sole       None      189,244  0      0
WR GRACE & CO DEL NEW           COM            38388F108    3,373.65    357,000 SH        Sole       None      357,000  0      0
WAL MART STORES INC             COM            931142103   46,108.44    866,700 SH        Sole       None      866,700  0      0
WARNACO GROUP INC               COM NEW        934390402   10,974.95    493,700 SH        Sole       None      493,700  0      0
WELLCARE HEALTH PLANS INC       COM            94946T106    6,704.51    353,800 SH        Sole       None      353,800  0      0
WILLIAMS COS INC DEL            COM            969457100   24,549.33  2,028,870 SH        Sole       None    2,028,870  0      0
XTO ENERGY INC                  COM            98385X106   10,137.01    312,100 SH        Sole       None      312,100  0      0
YAHOO INC                       COM            984332106   10,105.18    298,000 SH        Sole       None      298,000  0      0
YUM BRANDS INC                  COM            988498101   17,703.36    435,400 SH        Sole       None      435,400  0      0
ZEBRA TECHNOLOGIES CORP         CIA            989207105    7,309.00    119,800 SH        Sole       None      119,800  0      0



03407.0004 #526118